CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Capital stock [Member]	Share-based payments [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 127,823	$ 15,399	$ (2,118)	$ (64,375)	$ 76,729
Beginning Balance (Shares) at Dec. 31, 2020					84,677,831
Shares issued for royalty and property acquisitions	34,253				$ 34,253
Shares issued for royalty and property acquisitions (shares)					12,437,833
Shares issued for private placements	17,190	51			$ 17,241
Shares issued for private placements (Shares)					6,500,000
Shares issued in connection with Sprott credit facility	1,239				$ 1,239
Shares issued in connection with Sprott credit facility (Shares)					450,730
Share issue costs	(567)	60			$ (507)
Shares issued for exercise of stock options	1,763	(641)			$ 1,122
Shares issued for exercise of stock options (shares)					1,055,400
Shares issued for bonuses	10				$ 10
Shares issued for bonuses (Shares)					4,667
RSUs issued	146	(146)			$ 146
RSUs issued (Shares)					232,750
Share-based payments		3,624			$ 3,624
Reclass of AOCI on disposal of FVOCI investment			677	(677)	(677)
Foreign currency translation adjustment			898		898
Income (loss) for the year				(23,731)	(23,731)
Ending Balance at Dec. 31, 2021	181,857	18,347	(543)	(88,783)	$ 110,878
Ending Balance (Shares) at Dec. 31, 2021					105,359,211
Shares issued for royalty and property acquisitions	477				$ 477
Shares issued for royalty and property acquisitions (shares)					211,795
Shares issued for private placements	8,670	1,330			$ 10,000
Shares issued for private placements (Shares)					3,812,121
Share issue costs	(39)				$ (39)
Shares issued for exercise of stock options	1,639	(602)			$ 1,037
Shares issued for exercise of stock options (shares)					1,110,000
RSUs issued	402	(402)			$ 402
RSUs issued (Shares)					171,063
Share-based payments		3,429			$ 3,429
Reclass of AOCI on disposal of FVOCI investment			0		0
Foreign currency translation adjustment			(5,930)		(5,930)
Effect of functional currency change			(3,876)	3,876
Income (loss) for the year				3,349	3,349
Ending Balance at Dec. 31, 2022	$ 193,006	$ 22,102	$ (10,349)	$ (81,558)	$ 123,201
Ending Balance (Shares) at Dec. 31, 2022					110,664,190